Provision for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Opening provision	$ 7,380	$ 8,889
Amounts used during the year	(2,561)	0
Amounts provided during the year	2,692	1,691
Amounts released during the year	(510)	(3,226)
Foreign exchange	148	26
Closing provision	$ 7,149	$ 7,380